Risks and Uncertainties (Details) (Secured Notes, USD $)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	Mar. 15, 2012
Secured Notes
Risks and Uncertainties
Face amount of debt	$ 265,000,000		$ 265,000,000
Interest rate (as a percent)	13.00%		13.00%
Penalty interest (as a percent)	0.25%	0.25%
Initial period of default resulting in increase in interest rate	90 days	90 days
Subsequent period of default resulting in additional increase in interest rate	90 days	90 days
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)	1.00%	1.00%